UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter December 31, 2012
                                        ---------------------------------

Check here if Amendment [   ]; Amendment Number:
                                               -------
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morgens Waterfall Vintiadis & Company Inc.
           --------------------------------------------------
Address:   600 Fifth Avenue
           --------------------------------------------------
           New York, NY 10020
           --------------------------------------------------

Form 13F File Number: 28-04599
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edwin H Morgens
        -----------------------------------------------------
Title:  Chairman
        -----------------------------------------------------
Phone:  212-218-4100
        -----------------------------------------------------


Signature,  Place,  and  Date  of  Signing:

/s/ Edwin H Morgens                New York, New York                  2/1/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      114,663
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  None






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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACME PACKET INC              COM              004764106      973    44,000 SH       SOLE                   44,000      0    0
AKAMAI TECHNOLOGIES INC      COM              00971T101    1,023    25,000 SH       SOLE                   25,000      0    0
AMAZON COM INC               COM              023135106    1,003     4,000 SH       SOLE                    4,000      0    0
ANALOG DEVICES INC           COM              032654105      967    23,000 SH       SOLE                   23,000      0    0
APPLE INC                    COM              037833100    7,317    13,750 SH       SOLE                   13,750      0    0
ARM HLDGS PLC                SPONSORED ADR    042068106      605    16,000 SH       SOLE                   16,000      0    0
ASML HOLDING N V             N Y REGISTRY SHS N07059210      580     9,000 SH       SOLE                    9,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    3,483   300,000 SH       SOLE                  300,000      0    0
BIOSCRIP INC                 COM              09069N108    6,408   595,000 SH       SOLE                  595,000      0    0
CALPINE CORP                 COM NEW          131347304    2,901   160,000 SH       SOLE                  160,000      0    0
CELGENE CORP                 COM              151020104    3,743    47,700 SH       SOLE                   47,700      0    0
CINCINNATI BELL INC NEW      COM              171871106      548   100,000 SH       SOLE                  100,000      0    0
COMCAST CORP NEW             CL A             20030N101      841    22,500 SH       SOLE                   22,500      0    0
COMMVAULT SYSTEMS INC        COM              204166102      557     8,000 SH       SOLE                    8,000      0    0
CREE INC                     COM              225447101      578    17,000 SH       SOLE                   17,000      0    0
EBAY INC                     COM              278642103    1,020    20,000 SH       SOLE                   20,000      0    0
ELECTRONIC ARTS INC          COM              285512109      871    60,000 SH       SOLE                   60,000      0    0
FACEBOOK INC                 CL A             30303M102    3,860   145,000 SH       SOLE                  145,000      0    0
FELCOR LODGING TR INC        COM              31430F101    5,184 1,110,000 SH       SOLE                1,110,000      0    0
FOREST OIL CORP              COM PAR $0.01    346091705    2,676   400,000 SH       SOLE                  400,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    2,741   219,454 SH       SOLE                  219,454      0    0
GILEAD SCIENCES INC          COM              375558103    1,469    20,000 SH       SOLE                   20,000      0    0
GOOGLE INC                   CL A             38259P508      566       800 SH       SOLE                      800      0    0
INSULET CORP                 COM              45784P101    7,272   342,700 SH       SOLE                  342,700      0    0
ISHRES TR                    FTSE CHINA25 IDX 464287184    8,899   220,000 SH       SOLE                  220,000      0    0
JPMORGAN CHASE & CO          COM              46625H100    3,166    72,000 SH       SOLE                   72,000      0    0
LOWES COS INC                COM              548661107    1,598    45,000 SH       SOLE                   45,000      0    0
MAKO SURGICAL CORP           COM              560879108      468    36,400 SH       SOLE                   36,400      0    0
MERCK & CO INC NEW           COM              58933Y105    2,866    70,000 SH       SOLE                   70,000      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    1,688   145,000 SH       SOLE                  145,000      0    0
MOTOROLA SOLUTIONS INC       COM NEW          620076307      947    17,000 SH       SOLE                   17,000      0    0
NETFLIX INC                  COM              64110L106      556     6,000 SH       SOLE                    6,000      0    0
NOVARTIS A G                 SPONSORED ADR    66987V109    3,260    51,500 SH       SOLE                   51,500      0    0
NXP SEMICONDUCTORS N V       COM              N6596X109      605    23,000 SH       SOLE                   23,000      0    0
OPTIMER PHARMACEUTIC INC     COM              68401H104    2,082   230,000 SH       SOLE                  230,000      0    0
ORASURE TECHNOLOGIES INC     COM              68554V108    2,513   350,000 SH       SOLE                  350,000      0    0
PFIZER INC                   COM              717081103    3,762   150,000 SH       SOLE                  150,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301    6,087   560,000 SH       SOLE                  560,000      0    0
QUALCOMM INC                 COM              747525103    4,547    73,500 SH       SOLE                   73,500      0    0
RESEARCH IN MOTION LTD       COM              760975102      534    45,000 SH       SOLE                   45,000      0    0
SANDISK CORP                 COM              80004C101    1,044    24,000 SH       SOLE                   24,000      0    0
SBA COMMUNICATIONS CORP      COM              78388J106      568     8,000 SH       SOLE                    8,000      0    0
TEXAS INSTRS INC             COM              882508104    3,552   115,000 SH       SOLE                  115,000      0    0
THE ADT CORPORATION          COM              00101J106      604    13,000 SH       SOLE                   13,000      0    0
TRANSDIGM GROUP INC          COM              893641100      818     6,000 SH       SOLE                    6,000      0    0
UNITED RENTALS INC           COM              911363109    2,731    60,000 SH       SOLE                   60,000      0    0
VISA INC                     COM CL A         92826C839      909     6,000 SH       SOLE                    6,000      0    0
WELLS FARGO & CO NEW         COM              949746101    3,076    90,000 SH       SOLE                   90,000      0    0
YAHOO INC                    COM              984332106      597    30,000 SH       SOLE                   30,000      0    0
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